Financial instruments - Credit risk - Additional information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Cash and cash equivalents	£ 131	£ 119	£ 155	£ 334
Percentage of cash and cash equivalents held with banks rated A-/A3 or better	93.00%	91.00%
Trade receivables	£ 2,162	£ 2,184
Total past due
Disclosure of detailed information about financial instruments
Trade receivables	413	428	480
Up to one month
Disclosure of detailed information about financial instruments
Trade receivables	210	217	259
Two to three months
Disclosure of detailed information about financial instruments
Trade receivables	132	130	130
Four to six months
Disclosure of detailed information about financial instruments
Trade receivables	52	57	56
Greater than six months
Disclosure of detailed information about financial instruments
Trade receivables	£ 19	£ 24	£ 35